Business segment information (Tables)	12 Months Ended
Mar. 31, 2012
Components of Sales and Operating Revenue

Sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Imaging Products & Solutions —
Customers	926,579	906,439	756,625
Intersegment	10,704	9,185	4,692

Total	937,283	915,624	761,317
Game —
Customers	840,793	744,601	679,899
Intersegment	60,993	120,368	125,067

Total	901,786	864,969	804,966
Mobile Products & Communications —
Customers	599,353	631,514	622,415
Intersegment	69	73	262

Total	599,422	631,587	622,677
Home Entertainment & Sound —
Customers	1,552,697	1,712,324	1,282,728
Intersegment	370	640	428

Total	1,553,067	1,712,964	1,283,156
Devices —
Customers	779,240	771,350	677,208
Intersegment	427,848	380,537	349,360

Total	1,207,088	1,151,887	1,026,568
Pictures —
Customers	705,237	599,654	656,097
Intersegment	—	312	1,624

Total	705,237	599,966	657,721
Music —
Customers	511,097	457,771	430,751
Intersegment	11,519	12,972	12,038

Total	522,616	470,743	442,789
Financial Services —
Customers	838,300	798,495	868,971
Intersegment	13,096	8,031	2,924

Total	851,396	806,526	871,895
All Other —
Customers	400,321	449,778	465,745
Intersegment	80,904	70,004	64,598

Total	481,225	519,782	530,343
Corporate and elimination	(545,122)	(492,775)	(508,220)

Consolidated total	7,213,998	7,181,273	6,493,212

Components of Segment Profit or Loss

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Operating income (loss):
Imaging Products & Solutions	40,857	52,439	18,592
Game	(55,506)	48,494	29,302
Mobile Products & Communications	(50,724)	5,321	7,246
Home Entertainment & Sound	(70,849)	(73,205)	(203,211)
Devices	9,853	34,893	(22,126)
Pictures	42,814	38,669	34,130
Music	36,513	38,927	36,887
Financial Services	162,492	118,818	131,421
All Other	(28,454)	(13,839)	(54,082)

Total	86,996	250,517	(21,841)
Corporate and elimination	(55,224)	(50,696)	(45,434)

Consolidated operating income (loss)	31,772	199,821	(67,275)
Other income	43,834	44,966	23,478
Other expenses	(48,694)	(39,774)	(39,389)

Consolidated income (loss) before income taxes	26,912	205,013	(83,186)

Components of Other Significant Items

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Equity in net income (loss) of affiliated companies:
Imaging Products & Solutions	(1,037)	(157)	(154)
Mobile Products & Communications	(34,514)	4,155	(57,680)
Home Entertainment & Sound	387	7,214	(64,078)
Devices	3	27	(44)
Pictures	4,347	2,483	(516)
Music	(80)	(265)	(372)
Financial Services	(1,345)	(1,961)	(1,252)
All Other	2,004	2,566	2,399

Consolidated total	(30,235)	14,062	(121,697)

Depreciation and amortization:
Imaging Products & Solutions	50,323	36,666	35,951
Game	12,352	13,649	10,848
Mobile Products & Communications	10,606	8,974	9,015
Home Entertainment & Sound	53,792	29,314	27,358
Devices	120,866	106,824	116,971
Pictures	8,427	7,996	10,825
Music	13,427	12,166	10,789
Financial Services, including deferred insurance acquisition costs	56,531	62,077	56,322
All Other	22,420	21,574	19,548

Total	348,744	299,240	297,627
Corporate	22,260	26,126	21,967

Consolidated total	371,004	325,366	319,594

Sales and Operating Revenue to External Customers by Product Category in IP&S, MP&C, HE&S and Devices Segments

The following table includes a breakdown of sales and operating revenue to external customers by product category in the following segments: IP&S, MP&C, HE&S and Devices. The IP&S, MP&C, HE&S and Devices segments are each managed as a single operating segment by Sony’s management.

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Imaging Products & Solutions
Digital Imaging Products	645,354	628,358	489,526
Professional Solutions	272,410	268,687	256,871
Other	8,815	9,394	10,228

Total	926,579	906,439	756,625

Game	840,793	744,601	679,899

Mobile Products & Communications
Mobile Communications	—	—	77,732
Personal and Mobile Products	594,198	625,200	538,816
Other	5,155	6,314	5,867

Total	599,353	631,514	622,415

Home Entertainment & Sound
Televisions	1,005,934	1,200,487	840,359
Audio and Video	536,972	502,684	433,801
Other	9,791	9,153	8,568

Total	1,552,697	1,712,324	1,282,728

Devices
Semiconductors	299,715	358,396	375,891
Components	476,097	410,090	297,108
Other	3,428	2,864	4,209

Total	779,240	771,350	677,208

Pictures	705,237	599,654	656,097
Music	511,097	457,771	430,751
Financial Services	838,300	798,495	868,971
All Other	400,321	449,778	465,745
Corporate	60,381	109,347	52,773

Consolidated total	7,213,998	7,181,273	6,493,212

Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets

Sales and operating revenue attributed to countries based on location of external customers for the fiscal years ended March 31, 2010, 2011 and 2012 and property, plant and equipment, net as of March 31, 2011 and 2012 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Japan	2,099,297	2,152,552	2,104,669
United States	1,595,016	1,443,693	1,211,849
Europe	1,644,698	1,539,432	1,268,258
China	485,512	562,048	495,101
Asia-Pacific	708,061	726,364	636,489
Other Areas	681,414	757,184	776,846

Total	7,213,998	7,181,273	6,493,212

	Yen in millions
	March 31
	2011	2012
Property, plant and equipment, net:
Japan	684,031	699,647
United States	95,157	82,914
Europe	39,602	55,192
China	39,936	39,388
Asia-Pacific	46,894	37,060
Other Areas	19,248	16,797

Total	924,868	930,998

Major Areas in each Geographic Segment excluding Japan, United States and China

Major areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia, Spain and Sweden
(2) Asia-Pacific:	India, South Korea and Oceania
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada